Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 368	2,281	3,091
Prepayments and other current assets	245	1,522	9,292
Deposits for non-current assets	$ 4,279	26,552	26,552
Ordinary shares, par value per share	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	134,836,300	134,836,300	134,836,300
Treasury stock, shares	7,517,232	7,517,232	7,517,232